CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Share capital	Other reserves	AOCI	Deficit	Total
Balance beginning at Dec. 31, 2024	$ 16,568,175	$ 3,390,199	$ (574,949)	$ (10,099,253)	$ 9,284,172
Balance beginning (in shares) at Dec. 31, 2024	13,271,750
Value assigned to share options vested		200,815			200,815
Net loss for the year				(795,010)	(795,010)
Balance ending at Jun. 30, 2025	$ 16,568,175	3,591,014	(574,949)	(10,894,263)	8,689,977
Balance ending (in shares) at Jun. 30, 2025	13,271,750
Balance beginning at Dec. 31, 2025	$ 17,209,080	3,351,326	(574,949)	(11,715,119)	$ 8,270,338
Balance beginning (in shares) at Dec. 31, 2025	13,693,001
Common shares issued					0
Value assigned to share options vested		18,763			$ 18,763
Net loss for the year				(1,698,819)	(1,698,819)
Balance ending at Jun. 30, 2026	$ 17,209,080	$ 3,370,089	$ (574,949)	$ (13,413,938)	$ 6,590,282
Balance ending (in shares) at Jun. 30, 2026	13,693,001